Other Intangibles, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation and amortization	$ 1,791,336	$ 1,843,003	$ 1,282,228
Customer Relationships And Tradename And Other Intangible Assets [Member]
Depreciation and amortization	31,900	33,700	$ 21,300
Contractual Vendor Intangible Assets [Member]
Utilization of intangible assets	17,800	8,800
AeroTurbine, Inc. [Member]
Tradename and other intangible assets impairment	$ 14,868	$ 24,837